Other operating income (loss),net	12 Months Ended
Dec. 31, 2025
Other operating income (loss),net
Other operating income (loss),net

9. Other operating income (loss),net

Other operating income (loss), net mainly comprises the gain or loss on disposal or deemed disposal of the Group’s subsidiaries and loan receivables at fair value through other comprehensive income.